American Century Quantitative Equity Funds
PROSPECTUS SUPPLEMENT

UTILITIES

Supplement dated August 26, 2003 * Prospectus dated May 1, 2003
                                   (Investor Class and Advisor Class)

The following replaces the Fund Benchmark information for the Utilities Fund in the table on page 5 of the Investor Class prospectus.

                                                                                  Life of
  For the calendar year ended December 31, 2002            1 year     5 years     Class(1)
  ----------------------------------------------------------------------------------------------
  Fund Benchmark(5)                                       -32.28%    -2.95%      5.03%(4)
   (reflects no deduction for fees, expenses or taxes)
  ----------------------------------------------------------------------------------------------

The following replaces the Fund Benchmark information for the Utilities Fund in the table on page 4 of the Advisor Class prospectus.

  For the calendar year ended December 31, 2002              1 year     Life of Class(1)
  ---------------------------------------------------------------------------------------
  Fund Benchmark(5)                                         -32.28%    -5.58%(4)
   (reflects no deduction for fees, expenses or taxes)
  ---------------------------------------------------------------------------------------

SH-SPL-35780   0308